Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2026
Registrant Name	dei_EntityRegistrantName	FRANKLIN FEDERAL TAX FREE INCOME FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000357310
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2026
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Sep. 01, 2026